Financial information by segment, Assets and liabilities by geography (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets [Abstract]
Contracted concessional assets	$ 9,084,270	$ 8,924,272
Investments carried under the equity method	55,784	55,009	$ 56,181
Current financial investments	210,138	228,038
Cash and cash equivalents (project companies)	669,387	594,811	514,712	$ 354,154
Total assets	10,492,339	10,297,799
Liabilities [Abstract]
Long-term and short-term project debt	5,475,208	5,330,467	5,470,669
Grants and other liabilities	1,636,060	1,612,045
Long-term and short-term corporate debt	643,083	668,201
Total liabilities	8,596,886	8,338,688
Equity	1,895,453	1,959,111	$ 2,023,501	$ 1,839,631
Total liabilities and equity	10,492,339	10,297,799
North America [Member]
Assets [Abstract]
Contracted concessional assets	3,770,169	3,920,106
Investments carried under the equity method	0	0
Current financial investments	116,451	136,665
Cash and cash equivalents (project companies)	149,236	185,970
Total assets	4,035,856	4,242,741
Liabilities [Abstract]
Long-term and short-term project debt	1,821,102	1,870,861
Grants and other liabilities	1,593,048	1,575,303
Total liabilities	3,414,150	3,446,164
South America [Member]
Assets [Abstract]
Contracted concessional assets	1,100,778	1,144,712
Investments carried under the equity method	0	0
Current financial investments	59,831	62,215
Cash and cash equivalents (project companies)	42,548	40,015
Total assets	1,203,157	1,246,942
Liabilities [Abstract]
Long-term and short-term project debt	876,063	895,316
Grants and other liabilities	810	1,512
Total liabilities	876,873	896,828
EMEA [Member]
Assets [Abstract]
Contracted concessional assets	4,213,323	3,859,454
Investments carried under the equity method	55,784	55,009
Current financial investments	31,263	29,158
Cash and cash equivalents (project companies)	329,078	246,671
Total assets	4,629,448	4,190,291
Liabilities [Abstract]
Long-term and short-term project debt	2,778,043	2,564,290
Grants and other liabilities	42,202	35,230
Total liabilities	2,820,245	2,599,520
Allocated [Member]
Assets [Abstract]
Contracted concessional assets	9,084,270	8,924,272
Investments carried under the equity method	55,784	55,009
Current financial investments	207,545	228,038
Cash and cash equivalents (project companies)	520,862	472,656
Total assets	9,868,461	9,679,975
Liabilities [Abstract]
Long-term and short-term project debt	5,475,208	5,330,467
Grants and other liabilities	1,636,060	1,612,045
Total liabilities	7,111,268	6,942,512
Unallocated [Member]
Assets [Abstract]
Other non-current assets	210,378	272,664
Other current assets (including cash and cash equivalents at holding company level)	413,500	345,160
Total assets	623,878	617,824
Liabilities [Abstract]
Long-term and short-term corporate debt	643,083	668,201
Other non-current liabilities	657,345	546,053
Other current liabilities	185,190	181,922
Total liabilities	1,485,618	1,396,176
Equity	1,895,453	1,959,111
Total liabilities and equity	$ 3,381,071	$ 3,355,287